Allowance for Finance Receivable Losses -- Allowance for Finance Receivable Losses, by type and impairment method (Details 3) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for finance receivable losses [Line Items]
Collectively evaluated for impairment	$ 509	$ 525
Purchased credit impaired finance receivables	636	592	$ 183	$ 182
TDR finance receivables	83	55
Allowance for finance receivable losses	$ 636	$ 592	183	182
Allowance for finance receivable losses as a percentage of finance receivables	4.60%	3.81%
Finance receivables:
Collectively evaluated for impairment	$ 13,045	$ 14,349
Purchased credit impaired finance receivables	13,836	15,559
TDR finance receivables	191	166
Net finance receivables	13,836	15,559
Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for finance receivable losses [Line Items]
Purchased credit impaired finance receivables	44	12
Allowance for finance receivable losses	44	12
Finance receivables:
Purchased credit impaired finance receivables	600	1,044
Net finance receivables	600	1,044
Personal loans
Financing Receivable, Allowance for finance receivable losses [Line Items]
Collectively evaluated for impairment	509	524
Purchased credit impaired finance receivables	587	541	134	132
TDR finance receivables	48	17
Allowance for finance receivable losses	$ 587	$ 541	134	132
Allowance for finance receivable losses as a percentage of finance receivables	4.41%	4.07%
Finance receivables:
Collectively evaluated for impairment	$ 12,660	$ 12,599
Purchased credit impaired finance receivables	13,300	13,295
TDR finance receivables	81	44
Net finance receivables	13,300	13,295
Personal loans | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for finance receivable losses [Line Items]
Purchased credit impaired finance receivables	30	0
Allowance for finance receivable losses	30	0
Finance receivables:
Purchased credit impaired finance receivables	559	652
Net finance receivables	559	652
SpringCastle Portfolio
Financing Receivable, Allowance for finance receivable losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	0	4	3	3
TDR finance receivables		4
Allowance for finance receivable losses	$ 0	$ 4	3	3
Allowance for finance receivable losses as a percentage of finance receivables	0.00%	0.25%
Finance receivables:
Collectively evaluated for impairment	$ 0	$ 1,340
Purchased credit impaired finance receivables	0	1,703
TDR finance receivables		13
Net finance receivables	0	1,703
SpringCastle Portfolio | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for finance receivable losses [Line Items]
Purchased credit impaired finance receivables	0	0
Allowance for finance receivable losses	0	0
Finance receivables:
Purchased credit impaired finance receivables	0	350
Net finance receivables	0	350
Real Estate
Financing Receivable, Allowance for finance receivable losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	49	46	45	46
TDR finance receivables	35	34
Allowance for finance receivable losses	$ 49	$ 46	45	46
Allowance for finance receivable losses as a percentage of finance receivables	9.43%	8.72%
Finance receivables:
Collectively evaluated for impairment	$ 366	$ 387
Purchased credit impaired finance receivables	517	538
TDR finance receivables	110	109
Net finance receivables	517	538
Real Estate | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for finance receivable losses [Line Items]
Purchased credit impaired finance receivables	14	12
Allowance for finance receivable losses	14	12
Finance receivables:
Purchased credit impaired finance receivables	41	42
Net finance receivables	41	42
Retail Sales Finance
Financing Receivable, Allowance for finance receivable losses [Line Items]
Collectively evaluated for impairment	0	1
Purchased credit impaired finance receivables	0	1	1	1
TDR finance receivables	0	0
Allowance for finance receivable losses	$ 0	$ 1	$ 1	$ 1
Allowance for finance receivable losses as a percentage of finance receivables	2.91%	3.46%
Finance receivables:
Collectively evaluated for impairment	$ 19	$ 23
Purchased credit impaired finance receivables	19	23
TDR finance receivables	0	0
Net finance receivables	19	23
Retail Sales Finance | Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Allowance for finance receivable losses [Line Items]
Purchased credit impaired finance receivables	0	0
Allowance for finance receivable losses	0	0
Finance receivables:
Purchased credit impaired finance receivables	0	0
Net finance receivables	$ 0	$ 0